Interest Expense and Related Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Text Block [Abstract]
Schedule of Interest Expense and Related Charges

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Interest paid/accrued post-Emergence	$52	$—	$157	$—
Interest paid/accrued on debtor-in-possession financing	—	38	—	76
Adequate protection amounts paid/accrued	—	331	—	977
Unrealized mark-to-market net (gains) losses on interest rate swaps	(3)	—	3	—
Reversal of debt extinguishment gain	21	—	—	—
Capitalized interest	(1)	(2)	(5)	(9)
Other	7	4	14	5

Total interest expense and related charges	$76	$371	$169	$1,049

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Interest paid/accrued post-Emergence	$51	$—	$—	$—
Interest paid/accrued on debtor-in-possession financing	—	76	63	37
Adequate protection amounts paid/accrued	—	977	1,233	828
Interest paid/accrued on pre-petition debt (a)	—	1	4	878
Noncash realized net loss on termination of interest rate swaps (offset in unrealized net gain) (Note 17)	—	—	—	1,225
Unrealized mark-to-market net (gain) loss on interest rate swaps	11	—	—	(1,290)
Amortization of debt issuance, amendment and extension costs and premiums/discounts	(1)	4	—	86
Dividends on mandatorily redeemable preferred stock	2	—	—	—
Capitalized interest	(3)	(9)	(11)	(17)
Other	—	—	—	2

Total interest expense and related charges	$60	$1,049	$1,289	$1,749

(a)	Includes amounts related to interest rate swaps totaling $193 million for the year ended December 31, 2014. Of the $193 million, $127 million is included in the liability arising from the termination of TCEH interest swaps as discussed in Note 17.

Contractual Interest Expense On Pre-Petition Liabilities

	Predecessor
	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016
Contractual interest on debt classified as LSTC	$528	$1,570
Adequate protection amounts paid/accrued	315	930

Contractual interest on debt classified as LSTC not paid/accrued	$213	$640

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015	Post-Petition Period Ended December 31, 2014
Contractual interest on debt classified as LSTC	$1,570	$2,070	$1,392
Adequate protection amounts paid/accrued	930	1,173	788

Contractual interest on debt classified as LSTC not paid/accrued	$640	$897	$604